Share capital and share premium (Details) € / shares in Units, € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 1		€ 1	€ 1
Share capital	€ 179,259		€ 179,259	€ 156,816
Share premium	1,205,340		1,205,340	1,018,276
Total share capital and share premium	1,384,599		1,384,599	1,175,092
Net proceeds from stock issuance	10,849	$ 231.4	194,300
Proceeds from equity offering	€ 194,300	$ 231.4	203,006	329,161	€ 215,985
Settlement of share-based claims			(203,006)	(329,172)	(216,021)
Shares issued, transaction costs			€ 553	€ 7,357
Shares issued during the period | shares	15,939,968	15,939,968	6,502,784	156,683,863
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued | shares	179,259,246		179,259,246	156,816,494
Par value per share | € / shares	€ 1		€ 1	€ 1.00
Share capital	€ 179,259		€ 179,259	€ 156,816
Share premium	1,205,340		1,205,340	1,018,276
Total share capital and share premium	€ 1,384,599		€ 1,384,599	€ 1,175,092
Number of votes per share | item			1	1
Equity attributable to the Equity holders of the Company
Disclosure of classes of share capital [line items]
Settlement of share-based claims			€ (203,006)	€ (329,172)	€ (215,985)